FAIR VALUE MEASUREMENTS (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Assets:
Real estate acquired in settlement of loans	$ 6,394,712	$ 13,952,168
Amount of transfers between levels within the fair value hierarchy	0	0
Fair value on non-recurring basis | Total
Assets:
Impaired loans, net	4,014,000	4,008,000
Real estate acquired in settlement of loans	6,395,000	13,952,000
Total assets	10,409,000	17,960,000
Fair value on non-recurring basis | Fair Value Measurements Using Level 3
Assets:
Impaired loans, net	4,014,000	4,008,000
Real estate acquired in settlement of loans	6,395,000	13,952,000
Total assets	10,409,000	17,960,000
Fair value on non-recurring basis | Total Losses Recognized
Assets:
Impaired loans, net	8,740,000	6,083,000
Real estate acquired in settlement of loans	3,742,000	5,790,000
Total assets	$ 12,482,000	$ 11,873,000